Non-controlling interests - Schedule of ownership interests in subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Ownership interests in subsidiaries
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 5,906,957	$ 905,282	¥ 4,016,832	¥ 2,128,787
Decrease in the Company's additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(21,314)		(10,497)	(5,935)
Increase (decrease) in the Company's additional paid-in capital in relation to contribution to its subsidiary	(703)		(97,875)
Capital contributions from non-controlling interests	43,148
Net transfers from (to) non-controlling interests	22,537		(108,372)	(5,935)
Changes from net income attributable to Vipshop Holdings Limited's shareholders and transfers from (to) non-controlling interests	¥ 5,929,494		¥ 3,908,460	¥ 2,122,852